Net Loss Per Share	12 Months Ended
Mar. 31, 2021
Barkbox Inc [Member]
Net Loss Per Share
13.	NET LOSS PER SHARE
Basic and diluted loss per share attributable to common stockholders were calculated as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(31,391)	$(31,368)	$(37,082)

Net loss attributable to common stockholders—basic and diluted	$(31,391)	$(31,368)	$(37,082)

Denominator:
Weighted-average number of common shares outstanding—basic and diluted	5,295,722	5,159,893	4,905,972

Net loss per share attributable to common stockholders—basic and diluted	$(5.93)	$(6.08)	$(7.56)
The Company’s potential dilutive securities, which include stock options, redeemable convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common stock outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. The Company excluded the following potential common stock, presented based on amounts outstanding at March 31, 2021, 2020 and 2019 from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect.

	As of March 31,
	2021	2020	2019
Stock options to purchase common stock	3,369,169	2,422,421	1,865,818
Redeemable convertible preferred stock (as converted to common stock)	3,333,121	3,333,121	3,333,121
Warrants to purchase common stock	233,881	233,881	233,881
Warrants to purchase Series C-1 convertible preferred stock (as converted to common stock)	523	523	523
The Company also had convertible notes outstanding for the fiscal years ended March 31, 2021, 2020 and 2019 which could obligate the Company and/or its stockholders to issue shares of common stock upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of these instruments had not been satisfied during the fiscal years ended March 31, 2021, 2020 and 2019, the Company has excluded these instruments from the table above and the calculation of diluted net loss per share for those periods. See Note 6, “Debt,” for additional details.